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                                              PROSPECTUS
                                              ----------------------------------

                                              December 31, 2002




                                              INSTITUTIONAL SHARES

THREE MONEY MARKET FUNDS                      TREASURY CASH FUND
THAT EACH SEEKS TO PROVIDE                    GOVERNMENT  CASH  FUND
HIGH CURRENT INCOME TO THE                    CASH  FUND
EXTENT CONSISTENT WITH THE
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.


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                           TABLE OF CONTENTS


SUMMARY..........................2   YOUR ACCOUNT............................6
PERFORMANCE......................4   OTHER INFORMATION......................10
FEE TABLES.......................5   FINANCIAL HIGHLIGHTS...................11
MANAGEMENT.......................5   FOR MORE INFORMATION...................12




THE  SECURITIES AND EXCHANGE
COMMISSION  HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY
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[MARGIN CALLOUT:

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]



This Prospectus offers Institutional Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and have a $100,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies.


Each Portfolio:


     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:

     FUND/PORTFOLIO                          PRIMARY INVESTMENTS
Treasury Cash Fund/           At least 80% of net assets invested in Treasury
Treasury Cash Portfolio       Securities and Repurchase Agreements backed by
                              Treasury Securities

Government Cash Fund/         At least 80% of net assets invested in Government
Government Cash Portfolio     Securities and Repurchase Agreements backed by
                              Government Securities

Cash Fund/                    Invests in a broad spectrum of Money Market
Cash Portfolio                Securities including:
                              o  Securities issued by financial institutions,
                                 such as certificates of deposit, bankers' acceptances and time deposits
                              o  Securities issued by domestic companies,
                                 such as commercial paper
                              o  Government Securities
                              o  Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:


     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

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PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

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PERFORMANCE
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The following charts and table provide some indication of the risks of investing in a Fund's Institutional Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Institutional Shares have operated.





TREASURY CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1994-  3.75%
1995-  5.54%
1996-  4.99%
1997-  5.05%
1998-  4.96%
1999-  4.57%
2000-  5.91%
2001-  3.53%]

Best Quarter:         1.53% (quarter ended 12/31/00)

Worst Quarter:        0.45% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.99%.



GOVERNMENT CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1994-  4.01%
1995-  5.65%
1996-  5.03%
1997-  5.15%
1998-  5.08%
1999-  4.65%
2000-  5.96%
2001-  3.66%]

Best Quarter:         1.54% (quarter ended 12/31/00)

Worst Quarter:        0.55% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 1.11%.



CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1994-  4.03%
1995-  5.67%
1996-  5.05%
1997-  5.17%
1998-  5.14%
1999-  4.76%
2000-  6.03%
2001-  3.81%]

Best Quarter:         1.56% (quarter ended 12/31/00)

Worst Quarter:        0.55% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 1.04%.



The following table lists the average annual total return as of December 31, 2001.

                        ONE YEAR   FIVE YEARS   SINCE INCEPTION   INCEPTION DATE
TREASURY CASH FUND        3.53%      4.80%          4.67%           7/12/93
GOVERNMENT CASH FUND      3.66%      4.90%          4.79%           7/15/93
CASH FUND                 3.81%      4.98%          4.85%           7/15/93

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FEE TABLES
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The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                               TREASURY              GOVERNMENT                CASH
(expenses that are deducted from Fund assets)(a)             CASH FUND              CASH FUND                FUND
Management Fees(b)                                             0.14%                  0.14%                  0.14%
Distribution (Rule 12b-1) Fees                                 None                   None                   None
Other Expenses                                                 0.48%                  0.45%                  0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                        0.62%                  0.59%                  0.58%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.

(c) Certain service providers voluntarily waived a portion of their fees for Treasury Cash Fund, Government Cash Fund and Cash Fund so that actual Total Annual Fund Operating Expenses were 0.45%, 0.57% and 0.57%, respectively. Fee waivers and expense reimbursements may be reduced or eliminated at anytime.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ONE YEAR    THREE YEARS    FIVE YEARS     TEN YEARS

TREASURY CASH FUND            $63         $199           $346           $774
GOVERNMENT CASH FUND          $60         $189           $329           $738
CASH FUND                     $59         $186           $324           $726


MANAGEMENT
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Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.


OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of September 30, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $111 billion.>

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

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Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Institutional Shares for the servicing of shareholder accounts. The fees paid under the shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Institutional Shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Institutional Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT
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HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows.

       WRITE TO US AT:                 ACH OR WIRE INVESTMENTS TO:

            Monarch Funds                 Comerica Bank
            P.O. Box 446                  ABA #121137522
            Portland, Maine 04112         FOR CREDIT TO:
                                          Forum Shareholder Services, LLC
       TELEPHONE US TOLL-FREE AT:         Account # 1891488817
            (800) 754-8757                (Name of Fund) - Institutional Shares
                                          (Your Name)
                                          (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

          ORDER MUST BE RECEIVED BY:          PAYMENT MUST BE RECEIVED BY:
           11:00 a.m., Pacific Time             1:00 p.m., Pacific Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

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TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING  SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS Make a check payable to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Shares is $100,000.

ACCOUNT REQUIREMENTS

          TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                  o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as                        sign  exactly as their names  appear on the account
are sole proprietorship accounts.  Joint accounts
have two or more owners (tenants)

BUSINESS ENTITIES                                                   o  Submit a secretary's (or similar) certificate covering
                                                                       incumbency and authority

TRUSTS                                                              o  The trust must be established before an account
                                                                       can be opened
                                                                    o  Provide the first and signature pages from the
                                                                       trust document  identifying the trustees

INVESTMENT PROCEDURES

         HOW TO OPEN AN ACCOUNT                                            HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                            BY CHECK
o  Call or write us for an account application                      o  Fill out an investment slip from a confirmation
o  Complete  the application (and other required                       or write us a letter
   documents)                                                       o  Write your account number on your check
o  Mail us your application (and other required                     o  Mail us the slip (or your letter) and the check
   documents) and a check

BY WIRE                                                             BY WIRE
o  Call or write us for an account application                      o  Call to notify us of your incoming wire
o  Complete the application (and other required                     o  Instruct your  financial  institution to wire your
   documents)                                                          money  to us
o  Call us to fax the completed application (and
   other required documents) and we will assign you
   an account  number
o  Mail us your original application (and other
   required documents)
o  Instruct your financial institution to wire
   your  money to us

BY ACH PAYMENT
o  Call or write us for an account application
o Complete the application (and other required documents)
o Call us to fax the completed application (and other required documents) and we will assign you an account number
o Mail us your original application (and other required documents)
o We will electronically debit your purchase amount from your account at a designated financial institution


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LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.


SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Institutional Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the  redemption  proceeds
o  Obtain a signature  guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and  documentation

BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is  registered
   o  Additional  form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
   o Redemption proceeds will be electronically credited to your account at the financial institution identified in your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

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SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Institutional Shares of a Fund for Institutional Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds available for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The  dollar  amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain  a  signature guarantee (if required)
o  Mail us your request and  documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

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OTHER INFORMATION
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ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Shares, each Fund offers Preferred Shares, Universal Shares, Investor Shares, and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Universal and Preferred Shares are sold to institutional investors. Investor Shares are sold to retail investors, and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

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FINANCIAL HIGHLIGHTS
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The following table is intended to help you understand the performance of Institutional Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                           SELECTED DATA FOR A SINGLE SHARE                                 RATIOS/SUPPLEMENTAL DATA
                      --------------------------------------------                ----------------------------------------------
                                                                                    Net                    Ratios To
                        Beginning                                                Assets at            Average Net Assets
                          Net                Distributions   Ending                End of     -----------------------------------
                         Asset        Net      From Net     Net Asset             Period                   Net
                         Value     Investment  Investment   Value per    Total    (000's        Net    Investment     Gross
                       Per Share    Income      Income        Share      Return   Omitted)    Expenses    Income     Expenses(a)
Year Ended  August 31
TREASURY CASH FUND
         2002(b)         $1.00      $0.02      $(0.02)      $1.00       1.57%     $20,068      0.45%      1.68%       0.62%
         2001             1.00       0.05       (0.05)       1.00       4.92%      50,554      0.45%      4.57%       0.61%
         2000             1.00       0.05       (0.05)       1.00       5.47%      30,480      0.45%      5.30%       0.62%
         1999             1.00       0.04       (0.04)       1.00       4.50%      55,134      0.45%      4.43%       0.62%
         1998             1.00       0.05       (0.05)       1.00       5.11%      91,122      0.45%      5.00%       0.67%

GOVERNMENT CASH FUND
         2002(b)         $1.00      $0.02      $(0.02)      $1.00       1.80%    $117,476      0.57%      2.05%       0.59%
         2001             1.00       0.05       (0.05)       1.00       4.95%     198,324      0.57%      4.80%       0.58%
         2000             1.00       0.05       (0.05)       1.00       5.54%     400,418      0.57%      5.41%       0.58%
         1999             1.00       0.05       (0.05)       1.00       4.59%     455,239      0.57%      4.50%       0.59%
         1998             1.00       0.05       (0.05)       1.00       5.22%     443,618      0.57%      5.09%       0.58%

CASH FUND
         2002            $1.00      $0.02      $(0.02)      $1.00       1.75%    $374,469      0.57%      1.84%       0.58%
         2001             1.00       0.05       (0.05)       1.00       5.11%     736,555      0.57%      5.07%       0.57%
         2000             1.00       0.06       (0.06)       1.00       5.65%     863,603      0.58%      5.55%       0.58%
         1999             1.00       0.05       (0.05)       1.00       4.68%     569,409      0.57%      4.56%       0.60%
         1998             1.00       0.05       (0.05)       1.00       5.24%     299,220      0.57%      5.11%       0.61%


(a) During certain periods, fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(b) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.

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                                                                                            MONARCH
                              FOR MORE INFORMATION                                           FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                    INSTITUTIONAL
        Additional information about each Fund's investments is available                    SHARES
            in the Funds' annual/semi-annual reports to shareholders.
                                                                                           TREASURY
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                        GOVERNMENT
                                                                                           CASH FUND
                              CONTACTING THE FUNDS
        You can get free copies of the Fund's annual/semi-annual reports                   CASH FUND
   and the SAI, request other information and discuss your questions about the
                        Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Funds' annual/semi-annual reports, SAI and other information about the Funds at the Public Reference Room of the Securities and
   Exchange Commission ("SEC"). The scheduled hours of operation of the Public
      Reference Room may be obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information, for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov


      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its
                            Web site at www.sec.gov.                                    Monarch Funds
                                                                                     Two Portland Square
                                                                                    Portland, Maine 04101
                                                                                      (800) 754-8757

                    Investment Company Act File No. 811-6742

MONARCH FUNDS
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                                              PROSPECTUS
                                              ----------------------------------

                                              December 31, 2002


                                              INVESTOR SHARES

THREE MONEY MARKET FUNDS
THAT EACH SEEKS TO PROVIDE                    TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                    GOVERNMENT  CASH  FUND
EXTENT CONSISTENT WITH THE                    CASH  FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.


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                               TABLE OF CONTENTS


SUMMARY............................2  YOUR ACCOUNT...........................6
PERFORMANCE........................4  OTHER INFORMATION.....................10
FEE TABLES.........................5  FINANCIAL HIGHLIGHTS..................11
MANAGEMENT.........................5  FOR MORE INFORMATION..................12
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THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY
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[MARGIN CALLOUT:

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Investor Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Investor Shares have a $5,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies.

Each Portfolio:

     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:

     FUND/PORTFOLIO                       PRIMARY INVESTMENTS
Treasury Cash Fund/           At least 80% of net assets invested in Treasury
Treasury Cash Portfolio       Securities and Repurchase Agreements backed by
                              Treasury Securities

Government Cash Fund/         At least 80% of net assets invested in Government
Government Cash Portfolio     Securities and Repurchase Agreements backed by
                              Government Securities

Cash Fund/                    Invests in a broad spectrum of Money Market
Cash Portfolio                Securities including:
                              o  Securities issued by financial
                                 institutions, such as certificates of deposit, bankers' acceptances and time deposits
                              o  Securities issued by domestic companies,
                                 such as commercial paper
                              o  Government Securities
                              o  Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                  MONARCH FUNDS
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PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
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PERFORMANCE
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The following charts and table provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Investor Shares have operated.


TREASURY CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1996-  4.60%
1997-  4.65%
1998-  4.57%
1999-  4.17%
2000-  5.50%
2001-  3.14%]

Best Quarter:         1.43% (quarter ended 12/31/00)

Worst Quarter:        0.35% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.69%.


GOVERNMENT CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
2000-  5.67%
2001-  3.39%]

Best Quarter:         1.47% (quarter ended 12/31/00)

Worst Quarter:        0.48% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.90%.


CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1996-  4.78%
1997-  4.90%
1998-  4.87%
1999-  4.49%
2000-  5.75%
2001-  3.55%]

Best Quarter:         1.49% (quarter ended 12/31/00)

Worst Quarter:        0.48% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.84%.


The following table lists the average annual total return as of December 31, 2001.

                       ONE YEAR   FIVE YEARS   SINCE INCEPTION    INCEPTION DATE
TREASURY CASH FUND       3.14%       4.40%          4.46%            10/25/95
GOVERNMENT CASH FUND     3.39%         N/A          4.53%            12/30/99
CASH FUND                3.55%       4.71%          4.77%             6/16/95

                                                                 MONARCH FUNDS
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FEE TABLES
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The following table describes the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                               TREASURY               GOVERNMENT                CASH
(expenses that are deducted from Fund assets)(a)            CASH FUND               CASH FUND                 FUND
Management Fees(b)                                            0.14%                   0.14%                   0.14%
Distribution (Rule 12b-1) Fees                                0.25%                   0.25%                   0.25%
Other Expenses                                                0.48%                   0.46%                   0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                       0.87%                   0.85%                   0.83%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers voluntarily waived a portion of their fees so that actual Total Annual Fund Operating Expenses were 0.85% for Treasury Cash Fund. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          ONE YEAR    THREE YEARS     FIVE YEARS     TEN YEARS
TREASURY CASH FUND          $88           $276           $480          $1,067
GOVERNMENT CASH FUND        $87           $271           $471          $1,049
CASH FUND                   $85           $265           $460          $1,025


MANAGEMENT
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Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of September 30, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $111 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

MONARCH FUNDS
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Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor 0.25% of the average daily net assets of Investor Shares for the sale and distribution of Investor Shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT
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HOW TO CONTACT THE FUNDS

Contact the Fund or Comerica Securities, Inc. for an account application or for further information as follows:

WRITE TO US AT:                  OR:                                 ACH OR WIRE INVESTMENTS TO:
     Monarch Funds               Comerica Securities, Inc.                Comerica Bank
     P.O. Box 446                201 North Figueroa Street                ABA #121137522
     Portland, Maine 04112       1st Floor, MC:4641                       FOR CREDIT TO:
                                 Los Angeles, California 90012            Forum Shareholder Services, LLC
                                                                          Account # 1891488817
                                 TELEPHONE US TOLL-FREE AT:               (Name of Fund) - Investor Shares
                                      (800) 754-8757                      (Your Name)
                                                                          (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

    ORDER MUST BE RECEIVED BY:                PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time                   1:00 p.m., Pacific Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

                                                                  MONARCH FUNDS
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BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Investor Shares is $5,000.

   ACCOUNT REQUIREMENTS

             TYPE OF ACCOUNT                                                            REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                  o   Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more               the account
owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                          o   Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a               custodial account under the UGMA or the UTMA
child and obtain tax benefits                                       o   The custodian must sign instructions in a
                                                                        manner indicating custodial capacity

BUSINESS ENTITIES                                                   o   Submit a secretary's (or similar) certificate
                                                                        covering incumbency and authority

TRUSTS                                                              o   The trust must be established before an
                                                                        account can be opened
                                                                    o   Provide the first and signature pages from
                                                                        the trust document identifying the trustees

INVESTMENT PROCEDURES
                      HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                            BY CHECK
o   Call or write us for an account application                     o   Fill out an investment slip from a confirmation or write
o   Complete the application (and other required                        us a letter
    documents)                                                      o   Write your account number on your check
o   Mail us your application (and other required                    o   Mail us the slip (or your letter) and the check
    documents) and a check

BY WIRE                                                             BY WIRE
o   Call or write us for an account application                     o   Call to notify us of your incoming wire
o   Complete the application (and other required documents)         o   Instruct your  financial  institution  to wire
o   Call us to fax the completed application (and other                 your money to us
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   Instruct your financial institution to wire your money
    to us

BY ACH PAYMENT
o   Call or write us for an account  application
o Complete the application (and other required documents)
o Call us to fax the completed application (and other required documents) and we will assign you an account number
o Mail us your original application (and other required documents)
o We will electronically debit your purchase proceeds from your account at a designated financial institution

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LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Investor Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY  TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s) in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
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CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. Contact the Transfer Agent for information on applying for check writing privileges. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Investor Shares of a Fund for Investor Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds available for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o The names of each Fund and share class from which you are selling and into which you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain  a  signature guarantee (if required)
o   Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which account is registered
    o   Additional form of identification

MONARCH FUNDS
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OTHER INFORMATION
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ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Investor Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
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FINANCIAL HIGHLIGHTS
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The following table is intended to help you understand the performance of Investor Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                           SELECTED DATA FOR A SINGLE SHARE                                 RATIOS/SUPPLEMENTAL DATA
                      --------------------------------------------                ----------------------------------------------
                                                                                    Net                    Ratios To
                        Beginning                                                Assets at            Average Net Assets(a)
                          Net                Distributions   Ending                End of     -----------------------------------
                         Asset        Net      From Net     Net Asset             Period                   Net
                         Value     Investment  Investment   Value per    Total    (000's        Net    Investment     Gross
                       Per Share    Income      Income        Share      Return   Omitted)    Expenses    Income     Expenses(b)
Year Ended  August 31
TREASURY CASH FUND
         2002(c)         $1.00      $0.01        $(0.01)     $1.00       1.17%    $133,758    0.85%       1.22%       0.87%
         2001             1.00       0.04         (0.04)      1.00       4.52%     233,138    0.84%       4.52%       0.84%
         2000             1.00       0.05         (0.05)      1.00       5.06%     314,305    0.84%       5.01%       0.85%
         1999             1.00       0.04         (0.04)      1.00       4.10%     232,624    0.83%       4.02%       0.89%
         1998             1.00       0.05         (0.05)      1.00       4.72%      57,957    0.82%       4.62%       0.91%

GOVERNMENT CASH FUND
         2002(c)         $1.00      $0.02        $(0.02)     $1.00       1.52%     $58,397    0.85%       1.43%       0.85%
         2001             1.00       0.05         (0.05)      1.00       4.68%      61,546    0.84%       4.51%       0.84%
         2000(d)          1.00       0.04         (0.04)      1.00       3.68%      36,091    0.85%       5.70%       0.97%

CASH FUND
         2002            $1.00      $0.01        $(0.01)     $1.00       1.48%    $646,285    0.83%       1.51%       0.83%
         2001             1.00       0.05         (0.05)      1.00       4.85%     791,138    0.82%       4.78%       0.82%
         2000             1.00       0.05         (0.05)      1.00       5.38%     994,191    0.83%       5.40%       0.85%
         1999             1.00       0.04         (0.04)      1.00       4.41%     269,421    0.83%       4.30%       0.85%
         1998             1.00       0.05         (0.05)      1.00       4.97%     181,754    0.83%       4.86%       0.86%


(a)  All ratios for periods of less than one year are annualized.
(b) During certain periods, fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects
     the  expense   ratio  in  the  absence  of  any  fee  waivers  and  expense reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d)  Commenced operations on December 30, 1999.

MONARCH FUNDS
--------------------------------------------------------------------------------

                                                                                            MONARCH
                              FOR MORE INFORMATION                                           FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                       INVESTOR
        Additional information about each Fund's investments is available                    SHARES
            in the Funds' annual/semi-annual reports to shareholders.
                                                                                           TREASURY
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                        GOVERNMENT
                                                                                           CASH FUND
                              CONTACTING THE FUNDS
        You can get free copies of the Fund's annual/semi-annual reports                   CASH FUND
   and the SAI, request other information and discuss your questions about the
                        Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Funds' annual/semi-annual reports, SAI and other information about the Funds at the Public Reference Room of the Securities and
   Exchange Commission ("SEC"). The scheduled hours of operation of the Public
      Reference Room may be obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information, for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its
                            Web site at www.sec.gov.                                    Monarch Funds
                                                                                     Two Portland Square
                                                                                    Portland, Maine 04101
                                                                                      (800) 754-8757

                    Investment Company Act File No. 811-6742

MONARCH FUNDS
--------------------------------------------------------------------------------


                                              PROSPECTUS
                                              ----------------------------------

                                              December 31, 2002


                                              PREFERRED SHARES

THREE MONEY MARKET FUNDS
THAT EACH SEEKS TO PROVIDE                    TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                    GOVERNMENT CASH FUND
EXTENT CONSISTENT WITH THE                    CASH  FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

SUMMARY............................2  YOUR ACCOUNT...........................6
PERFORMANCE........................4  OTHER INFORMATION.....................10
FEE TABLES.........................5  FINANCIAL HIGHLIGHTS..................11
MANAGEMENT.........................5  FOR MORE INFORMATION..................12
--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------

[MARGIN CALLOUT:

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]



This Prospectus offers Preferred Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Preferred Shares are designed for institutional investors and have a $10,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies.

Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:

          FUND/PORTFOLIO                             PRIMARY INVESTMENTS
Treasury Cash Fund/            At least 80% of net assets invested in Treasury
Treasury Cash Portfolio        Securities and Repurchase Agreements backed by
                               Treasury Securities

Government Cash Fund/          At least 80% of net assets invested in Government
Government Cash Portfolio      Securities and Repurchase Agreements backed by
                               Government Securities

Cash Fund/                     Invests in a broad spectrum of Money Market
Cash Portfolio                 Securities including:
                               o   Securities issued by financial institutions,
                                   such as certificates of deposit, bankers' acceptances and time deposits
                               o   Securities issued by domestic companies,
                                   such as commercial paper
                               o   Government Securities
                               o   Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.
The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE
--------------------------------------------------------------------------------

The following charts and table provide some indication of the risks of investing in a Fund's Preferred Shares by showing changes in performance and investment returns from year to year. Because Preferred Shares have not operated a full calendar year, the information provided below is for Treasury Cash Fund's Institutional Shares, and Government Cash Fund's and Cash Fund's Universal Shares, which are not offered in this prospectus. The returns for Preferred Shares are expected to be different from those of the other classes shown because of the different expenses of Preferred Shares. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that the below referenced share classes have operated.



TREASURY CASH FUND (INSTITUTIONAL SHARES)

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1994-  3.75%
1995-  5.54%
1996-  4.99%
1997-  5.05%
1998-  4.96%
1999-  4.57%
2000-  5.91%
2001-  3.53%]

Best Quarter:           1.53% (quarter ended 12/31/00)

Worst Quarter:          0.45% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.99%.


GOVERNMENT CASH FUND (UNIVERSAL SHARES)

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1993-  3.24%
1994-  4.29%
1995-  6.01%
1996-  5.44%
1997-  5.56%
1998-  5.49%
1999-  5.06%
2000-  6.35%
2001-  4.05%]


Best Quarter:           1.63% (quarter ended 12/31/00)

Worst Quarter:          0.64% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 1.38%.


CASH FUND (UNIVERSAL SHARES)

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1993-  3.32%
1994-  4.32%
1995-  5.96%
1996-  5.36%
1997-  5.56%
1998-  5.55%
1999-  5.17%
2000-  6.41%
2001-  4.19%]

Best Quarter:           1.65% (quarter ended 12/31/00)

Worst Quarter:          0.64% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 1.32%.



The following table lists the average annual total return as of December 31, 2001 for the above reference funds and classes.

                       ONE YEAR     FIVE YEARS   SINCE INCEPTION  INCEPTION DATE
TREASURY CASH FUND      3.53%          4.80%          4.67%          7/12/93
GOVERNMENT CASH FUND    4.05%          5.30%          5.02%         10/29/92
CASH FUND               4.19%          5.37%          5.08%          12/1/92

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------

The following table describes the various fees and expenses that you will pay if you invest in Preferred Shares of a Fund. Expenses for Government Cash Fund and Cash Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses for the Treasury Cash Fund are estimated for the fiscal year ending August 31, 2003. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE            TREASURY               GOVERNMENT                 CASH
DEDUCTED FROM FUND ASSETS) (A)                              CASH FUND               CASH FUND                  FUND
Management Fees(b)                                            0.14%                   0.14%                    0.14%
Distribution (Rule 12b-1) Fees                                 None                    None                    None
Other Expenses                                                0.07%                   0.08%                    0.06%
TOTAL ANNUAL FUND OPERATING EXPENSES                          0.21%                   0.22%                    0.20%
Fee Waiver and Expense Reimbursement                          0.06%                   0.10%                    0.08%
NET EXPENSES(c)                                               0.15%                   0.12%                    0.12%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers have contractually agreed to waive a portion of their fees and reimburse certain expenses through December 31, 2003.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Preferred Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Preferred Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that Total Annual Fund Operating Expenses or its Net Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                        ONE YEAR      THREE YEARS      FIVE YEARS      TEN YEARS
TREASURY CASH FUND        $15              $62            $112            $262
GOVERNMENT CASH FUND      $12              $61            $114            $270
CASH FUND                 $13              $57            $105            $248


MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of September 30, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $111 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Preferred Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

         WRITE TO US AT:                    ACH OR WIRE INVESTMENTS TO:
              Monarch Funds                    Comerica Bank
              P.O. Box 446                     ABA #121137522
              Portland, Maine 04112            FOR CREDIT TO:
                                               Forum Shareholder Services, LLC
                                               Account # 1891488817
         TELEPHONE US TOLL-FREE AT:            (Name of Fund) - Preferred Shares
              (800) 754-8757                   (Your Name)
                                               (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

      ORDER MUST BE RECEIVED BY:           PAYMENT MUST BE RECEIVED BY:
       11:00 a.m., Pacific Time               1:00 p.m., Pacific Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated also may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS Checks must be made payable on their face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Preferred Shares is $10,000,000.

   ACCOUNT REQUIREMENTS
             TYPE OF ACCOUNT                                                            REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                  o   Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more               the account
owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                          o   Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a               custodial account under the UGMA or the UTMA
child and obtain tax benefits                                       o   The custodian must sign instructions in a
                                                                        manner indicating custodial capacity

BUSINESS ENTITIES                                                   o   Submit a secretary's (or similar) certificate
                                                                        covering incumbency and authority

TRUSTS                                                              o   The trust must be established before an
                                                                        account can be opened
                                                                    o   Provide the first and signature pages from
                                                                        the trust document identifying the trustees

INVESTMENT PROCEDURES

                      HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                            BY CHECK
o   Call or write us for an account application                     o   Fill out an investment slip from a confirmation or write
o   Complete the application (and other required                        us a letter
    documents)                                                      o   Write your account number on your check
o   Mail us your application (and other required                    o   Mail us the slip (or your letter) and the check
    documents) and a check

BY WIRE                                                             BY WIRE
o   Call or write us for an account application                     o   Call to notify us of your incoming wire
o   Complete the application (and other required documents)         o   Instruct your  financial  institution  to wire
o   Call us to fax the completed application (and other                 your money to us
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   Instruct your financial institution to wire your money
    to us

BY ACH PAYMENT o
Call or write us for an account  application
o Complete the application (and other required documents)
o Call us to fax the completed application (and other required documents) and we will assign you an account number
o Mail us your original application (and other required documents)
o We will electronically debit your purchase proceeds from your account at a designated financial institution

MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Preferred Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY  TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s) in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
    o Redemption proceeds will be electronically credited to your account at the financial institution identified in your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o    Redemptions   from  an  account  for  which  the  address  or  account
          registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone edemption or exchange options; or any other election in connection with your account

The Transfer Agent reserves the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Preferred Shares of a Fund for Preferred Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds available for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL

o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o The names of each Fund and share class from which you are selling and into which you are exchanging
    o   The  dollar  amount or number of shares you want to sell (and exchange)
    o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain  a  signature guarantee (if required)
o   Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which account is registered
    o   Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Preferred Shares, each Fund offers Universal Shares, Institutional Shares, Investor Shares, and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Universal Shares are sold to institutional investors. Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts, Investor Shares are sold to retail investors and Service Shares are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                  MONARCH FUNDS
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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Preferred Shares of each Fund. Data for Treasury Cash Fund's Preferred Shares is not included in the table since, as of the date of this prospectus, Preferred Shares of the Fund have not been offered. Total return in the table represents the rate an investor would have earned on an investment in Government Cash Fund or Cash Fund (assuming the reinvestment of all distributions). The information in the table has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                           SELECTED DATA FOR A SINGLE SHARE                                 RATIOS/SUPPLEMENTAL DATA
                      --------------------------------------------                ----------------------------------------------
                                                                                    Net                    Ratios To
                        Beginning                                                Assets at            Average Net Assets(a)
                          Net                Distributions   Ending                End of     -----------------------------------
                         Asset        Net      From Net     Net Asset             Period                   Net
                         Value     Investment  Investment   Value per    Total    (000's        Net    Investment     Gross
                       Per Share    Income      Income        Share      Return   Omitted)    Expenses    Income     Expenses(b)
Year Ended  August 31
   GOVERNMENT CASH FUND
            2002(c)     $1.00       $0.02      $(0.02)        $1.00      2.25%     $ 12,041     0.12%      2.19%      0.22%
            2001(e)      1.00           -(d)        -(d)       1.00      0.22%            8     0.12%      3.64%     97.77%

   CASH FUND
            2002        $1.00       $0.02      $(0.02)        $1.00      2.21%     $ 13,095     0.12%      1.88%      0.20%
            2001(e)      1.00           -(d)       -(d)        1.00      0.22%            8     0.12%      3.76%     91.14%


(a)  All ratios for periods less than one year are annualized.
(b) During certain periods, fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
     the expense ratio in the absence of any waivers and reimbursements.
(d)  Commenced operations August 10, 2001.
(e)  Less than $0.01 per share.

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                                                                                           MONARCH
                              FOR MORE INFORMATION                                          FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                      PREFERRED
        Additional information about each Fund's investments is available                   SHARES
            in the Funds' annual/semi-annual reports to shareholders.
                                                                                           TREASURY
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                        GOVERNMENT
                                                                                           CASH FUND
                              CONTACTING THE FUNDS
        You can get free copies of the Fund's annual/semi-annual reports                   CASH FUND
   and the SAI, request other information and discuss your questions about the
                        Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Funds' annual/semi-annual reports, SAI and other information about the Funds at the Public Reference Room of the Securities and
   Exchange Commission ("SEC"). The scheduled hours of operation of the Public
      Reference Room may be obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information, for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its
                            Web site at www.sec.gov.                                    Monarch Funds
                                                                                     Two Portland Square
                                                                                    Portland, Maine 04101
                                                                                      (800) 754-8757

                    Investment Company Act File No. 811-6742

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                                             PROSPECTUS
                                             -----------------------------------


                                             December 31, 2002

                                             SERVICE SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEKS TO PROVIDE                   TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                   GOVERNMENT CASH FUND
EXTENT CONSISTENT WITH THE                   CASH  FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.


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                               TABLE OF CONTENTS


SUMMARY............................2  YOUR ACCOUNT...........................6
PERFORMANCE........................3  OTHER INFORMATION.....................10
FEE TABLES.........................4  FINANCIAL HIGHLIGHTS..................11
MANAGEMENT.........................5  FOR MORE INFORMATION..................12
--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS
NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES
OR DETERMINED WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.


SERVICE  SHARES ARE DESIGNED TO REPLICATE
A STANDARD  CHECKING  ACCOUNT OR TO BE USED
AS PART OF A DAILY SWEEP PRODUCT.  SERVICE
SHARES INCLUDE CERTAIN  EXPENSES THAT MAKE
THEM INAPPROPRIATE FOR YOU IF YOU DO NOT INTEND
TO USE YOUR ACCOUNT IN EITHER OF THESE WAYS.  AN
INVESTMENT IN A FUND IS NOT A DEPOSIT IN A
BANK AND IS NOT INSURED OR GUARANTEED BY THE
FEDERAL  DEPOSIT  INSURANCE  CORPORATION OR ANY
OTHER GOVERNMENT AGENCY.

MONARCH FUNDS
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SUMMARY
--------------------------------------------------------------------------------

[MARGIN CALLOUT:

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Services Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Service Shares have a $1,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies.

Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:

      FUND/PORTFOLIO                        PRIMARY INVESTMENTS
Treasury Cash Fund/            At least 80% of net assets invested in Treasury
Treasury Cash Portfolio        Securities and Repurchase Agreements backed by
                               Treasury Securities

Government Cash Fund/          At least 80% of net assets invested in Government
Government Cash Portfolio      Securities and Repurchase Agreements backed by
                               Government Securities

Cash Fund/                     Invests in a broad spectrum of Money Market
Cash Portfolio                 Securities including:
                               o  Securities issued by financial institutions,
                                  such as certificates of deposit, bankers' acceptances and time deposits
                               o  Securities issued by domestic companies,
                                  such as commercial paper
                               o  Government Securities
                               o  Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                  MONARCH FUNDS
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PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

You should not invest in Service Shares unless you intend to use the check writing privileges or your Fund account is used as part of a daily sweep product.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause a the corresponding Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE
--------------------------------------------------------------------------------

The following charts and table provide some indication of the risks of investing in a Fund's Service Shares by showing changes in performance and investment returns from year to year. Because Service Shares for Treasury Cash Fund have not operated a full calendar year, the information provided below for Treasury Cash Fund is the Fund's Investor Shares. Investor Shares of Treasury Cash Fund are not offered in this prospectus. The returns for Service Shares are lower than those of the other class shown because of the higher expenses of Service Shares. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that the below referenced share classes have operated.


TREASURY CASH FUND (INVESTOR SHARES)

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1996-  4.60%
1997-  4.65%
1998-  4.57%
1999-  4.17%
2000-  5.50%
2001-  3.14%]


Best Quarter:         1.43% (quarter ended 12/31/00)

Worst Quarter:        0.35% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.69%.

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GOVERNMENT CASH FUND (SERVICE SHARES)

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
2001-  2.62%]

Best Quarter:         1.01% (quarter ended 3/31/01)

Worst Quarter:        0.30% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.41%.


CASH FUND (SERVICE SHARES)

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
2001-  2.85%]

Best Quarter:         1.06% (quarter ended 3/31/01)

Worst Quarter:        0.32% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.34%.

The following table lists the average annual total return as of December 31, 2001 for the above referenced Funds and classes.

                      ONE YEAR   FIVE YEARS    SINCE INCEPTION    INCEPTION DATE
TREASURY CASH FUND      3.14%       4.40%           4.46%            10/25/95
GOVERNMENT CASH FUND    2.62%        N/A            3.03%            10/19/00
CASH FUND               2.85%        N/A            3.40%             9/7/00



FEE TABLES
--------------------------------------------------------------------------------

The following table describes the various fees and expenses that you will pay if you invest in Service Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                                TREASURY              GOVERNMENT                CASH
(expenses that are deducted from Fund assets)(a)             CASH FUND               CASH FUND                FUND
Management Fees(b)                                             0.19%                   0.19%                  0.19%
Distribution (Rule 12b-1) Fees                                 0.75%                   0.75%                  0.75%
Other Expenses                                                 0.76%                   0.62%                  0.55%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                        1.70%                   1.56%                  1.49%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.

(c) Certain service providers voluntarily waived a portion of their fees so that Total Annual Fund Operating Expenses for Treasury Cash Fund, Government Cash Fund and Cash Fund did not exceed 1.41%, 1.53% and 1.49%, respectively. Voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. Certain service providers have contractually agreed to waive a portion of their fees so that actual Total Annual Fund Operating Expenses for each Fund do not exceed 1.70% through December 31, 2003.

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EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                         ONE YEAR   THREE YEARS   FIVE YEARS    TEN YEARS
TREASURY CASH FUND         $173         $536         $923         $2,009
GOVERNMENT CASH FUND       $159         $493         $850         $1,857
CASH FUND                  $152         $471         $813         $1,779


MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and one tax-free bond fund.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of September 30, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $111 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has adopted a distribution or Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of Service Shares for the sale and distribution of the shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Service Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Service Shares. Because Service Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Service Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

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YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS

You may contact the Trust or Comerica Securities, Inc. for an account application or for further information as follows:

WRITE TO US AT:                        OR:                                  ACH OR WIRE INVESTMENTS TO:
     Monarch Funds                     Comerica Securities, Inc.                 Comerica Bank
     P.O. Box 446                      201 North Figueroa Street                 ABA #121137522
     Portland, Maine 04112             1st Floor, MC:4641                        FOR CREDIT TO:
                                       Los Angeles, California 90012             Forum Shareholder Services, LLC
                                                                                 Account # 1891488817
                                       TELEPHONE US TOLL-FREE AT:                (Name of Fund) - Service Shares
                                            (800) 754-8757                       (Your Name)
                                                                                 (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

    ORDER MUST BE RECEIVED BY:               PAYMENT MUST BE RECEIVED BY:
     11:00 a.m., Pacific Time                  1:00 p.m., Pacific Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

      CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds."

      ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

      WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

                                                                   MONARCH FUNDS
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MINIMUM INVESTMENTS The minimum initial investment in Service Shares is $1,000.

   ACCOUNT REQUIREMENTS
             TYPE OF ACCOUNT                                                            REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                  o   Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more               the account
owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                          o   Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a               custodial account under the UGMA or the UTMA
child and obtain tax benefits                                       o   The custodian must sign instructions in a
                                                                        manner indicating custodial capacity

BUSINESS ENTITIES                                                   o   Submit a secretary's (or similar) certificate
                                                                        covering incumbency and authority

TRUSTS                                                              o   The trust must be established before an
                                                                        account can be opened
                                                                    o   Provide the first and signature pages from
                                                                        the trust document identifying the trustees

INVESTMENT PROCEDURES

                      HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                            BY CHECK
o   Call or write us for an account application                     o   Fill out an investment slip from a confirmation or write
o   Complete the application (and other required                        us a letter
    documents)                                                      o   Write your account number on your check
o   Mail us your application (and other required                    o   Mail us the slip (or your letter) and the check
    documents) and a check

BY WIRE                                                             BY WIRE
o   Call or write us for an account application                     o   Call to notify us of your incoming wire
o   Complete the application (and other required documents)         o   Instruct your  financial  institution  to wire
o   Call us to fax the completed application (and other                 your money to us
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   Instruct your financial institution to wire your money
    to us

BY ACH PAYMENT o
Call or write us for an account  application
o Complete the application (and other required documents)
o Call us to fax the completed application (and other required documents) and we will assign you an account number
o Mail us your original application (and other required documents)
o We will electronically debit your purchase proceeds from your account at a designated financial institution


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LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                              HOW TO SELL YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Service Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $1,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY  TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s) in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $1,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check, as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.

                                                                   MONARCH FUNDS
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SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000, a Fund may ask you to increase your balance. If the account value is still below $1,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Service Shares of a Fund for Service Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds available for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o The names of each Fund and share class from which you are selling and into which you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain  a  signature guarantee (if required)
o   Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which account is registered
    o   Additional form of identification

MONARCH FUNDS
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OTHER INFORMATION
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ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Service Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Investor Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                 MONARCH FUNDS
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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Service Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment a Fund (assuming the reinvestment of all distributions). The information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                           SELECTED DATA FOR A SINGLE SHARE                                 RATIOS/SUPPLEMENTAL DATA
                      --------------------------------------------                ----------------------------------------------
                                                                                    Net                    Ratios To
                        Beginning                                                Assets at            Average Net Assets(a)
                          Net                Distributions   Ending                End of     -----------------------------------
                         Asset        Net      From Net     Net Asset             Period                   Net
                         Value     Investment  Investment   Value per    Total    (000's        Net    Investment     Gross
                       Per Share    Income      Income        Share      Return   Omitted)    Expenses    Income     Expenses(b)
Year Ended  August 31

TREASURY CASH FUND
        2002(c)                  $1.00     $0.01    $(0.01)   $1.00    0.69%       $2,509     1.41%      0.81%        1.70%
        2001(d)                   1.00      0.02     (0.02)    1.00    1.93%        9,147     1.70%      3.76%        2.67%

GOVERNMENT CASH FUND
        2002(c)                  $1.00     $0.01    $(0.01)   $1.00    0.84%       $1,379     1.53%      0.98%        1.56%
        2001(e)                   1.00      0.03     (0.03)    1.00    3.17%        5,904     1.61%      3.24%        1.61%

CASH FUND
         2002                    $1.00     $0.01    $(0.01)   $1.00    0.82%       $7,695     1.49%      1.09%        1.49%
         2001(f)                  1.00      0.04     (0.04)    1.00    3.98%        20,461    1.54%      3.60%        1.54%


(a)  All ratios for periods of less than one year are annualized.
(b) During certain periods, fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d)  Commenced  operations  on January  5, 2001.
(e)  Commenced  operations  on  October 19, 2000.
(f)  Commenced operations on September 7, 2000.

MONARCH FUNDS
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                                                                                            MONARCH
                              FOR MORE INFORMATION                                           FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                       SERVICE
        Additional information about each Fund's investments is available                    SHARES
            in the Funds' annual/semi-annual reports to shareholders.
                                                                                           TREASURY
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                        GOVERNMENT
                                                                                           CASH FUND
                              CONTACTING THE FUNDS
        You can get free copies of the Fund's annual/semi-annual reports                   CASH FUND
   and the SAI, request other information and discuss your questions about the
                        Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Funds' annual/semi-annual reports, SAI and other information about the Funds at the Public Reference Room of the Securities and
   Exchange Commission ("SEC"). The scheduled hours of operation of the Public
      Reference Room may be obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information, for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its
                            Web site at www.sec.gov.                                    Monarch Funds
                                                                                     Two Portland Square
                                                                                    Portland, Maine 04101
                                                                                      (800) 754-8757

                    Investment Company Act File No. 811-6742

MONARCH FUNDS
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                                              PROSPECTUS
                                              ----------------------------------

                                              December 31, 2002


                                              UNIVERSAL SHARES

THREE MONEY MARKET FUNDS
THAT EACH SEEKS TO PROVIDE                    TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                    GOVERNMENT  CASH  FUND
EXTENT CONSISTENT WITH THE                    CASH  FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

SUMMARY............................2  YOUR ACCOUNT...........................6
PERFORMANCE........................4  OTHER INFORMATION.....................10
FEE TABLES.........................5  FINANCIAL HIGHLIGHTS..................11
MANAGEMENT.........................5  FOR MORE INFORMATION..................12
--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------

[MARGIN CALLOUT:

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Universal Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Universal Shares are designed for institutional investors and have a $1,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies.

Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Portfolio in which a Fund invests and its primary investments are:

          FUND/PORTFOLIO                        PRIMARY INVESTMENTS
Treasury Cash Fund/            At least 80% of net assets invested in Treasury
Treasury Cash Portfolio        Securities and Repurchase Agreements backed by
                               Treasury Securities

Government Cash Fund/          At least 80% of net assets invested in Government
Government Cash Portfolio      Securities and Repurchase Agreements backed by
                               Government Securities

Cash Fund/                     Invests in a broad spectrum of Money Market
Cash Portfolio                 Securities including:
                               o   Securities issued by financial institutions,
                                   such as certificates of deposit, bankers' acceptances and time deposits
                               o   Securities issued by domestic companies,
                                   such as commercial paper
                               o   Government Securities
                               o   Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                 MONARCH FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE
--------------------------------------------------------------------------------

The following charts and table provide some indication of the risks of investing in a Fund's Universal Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Universal Shares have operated.

TREASURY CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
2000-  6.23%
2001-  3.81%]

Best Quarter:           1.62% (quarter ended 12/31/00)

Worst Quarter:          0.51% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 1.17%.


GOVERNMENT CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1993-  3.24%
1994-  4.29%
1995-  6.01%
1996-  5.44%
1997-  5.56%
1998-  5.49%
1999-  5.06%
2000-  6.35%
2001-  4.05%]

Best Quarter:           1.63% (quarter ended 12/31/00)

Worst Quarter:          0.64% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 1.38%.


CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1993-  3.32%
1994-  4.32%
1995-  5.96%
1996-  5.36%
1997-  5.56%
1998-  5.55%
1999-  5.17%
2000-  6.41%
2001-  4.19%]

Best Quarter:           1.65% (quarter ended 12/31/00)

Worst Quarter:          0.64% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 1.32%.



The following table lists the average annual total return as of December 31, 2001.

                        ONE YEAR  FIVE YEARS   SINCE INCEPTION   INCEPTION DATE
TREASURY CASH FUND        3.81%       N/A           5.02%           12/30/99
GOVERNMENT CASH FUND      4.05%      5.30%          5.02%           10/29/92
CASH FUND                 4.19%      5.37%          5.08%           12/1/92

                                                                   MONARCH FUNDS
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FEE TABLES
--------------------------------------------------------------------------------

The following table describes the various fees and expenses that you will pay if you invest in Universal Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                              TREASURY               GOVERNMENT                 CASH
(expenses that are deducted from Fund assets)(a)           CASH FUND               CASH FUND                  FUND
Management Fees(b)                                           0.14%                   0.14%                   0.14%
Distribution (Rule 12b-1) Fees                                None                    None                    None
Other Expenses                                               8.63%                   0.11%                   0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                      8.77%                   0.25%                   0.25%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers voluntarily waived a portion of their fees for Treasury Cash Fund, Government Cash Fund and Cash Fund so that actual Total Annual Fund Operating Expenses 0.20%, 0.21% and 0.21%, respectively. Fee waivers and expense reimbursements may be reduced or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                         ONE YEAR    THREE YEARS      FIVE YEARS      TEN YEARS
TREASURY CASH FUND         $20          $1,790          $3,429          $7,014
GOVERNMENT CASH FUND       $26            $ 80            $141           $ 318
CASH FUND                  $26            $ 80            $141           $ 318

MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

MONARCH FUNDS
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OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of September 30, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $111 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Universal Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

         WRITE TO US AT:                ACH OR WIRE INVESTMENTS TO:
              Monarch Funds                  Comerica Bank
              P.O. Box 446                   ABA #121137522
              Portland, Maine 04112          FOR CREDIT TO:
                                             Forum Shareholder Services, LLC
                                             Account # 1891488817
         TELEPHONE US TOLL-FREE AT:          (Name of Fund) - Universal Shares
              (800) 754-8757                 (Your Name)
                                             (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

    ORDER MUST BE RECEIVED BY:          PAYMENT MUST BE RECEIVED BY:
     11:00 a.m., Pacific Time              1:00 p.m., Pacific Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchases, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS Checks must be made payable on their face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

   ACCOUNT REQUIREMENTS
             TYPE OF ACCOUNT                                                            REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                  o   Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more               the account
owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                          o   Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a               custodial account under the UGMA or the UTMA
child and obtain tax benefits                                       o   The custodian must sign instructions in a
                                                                        manner indicating custodial capacity

BUSINESS ENTITIES                                                   o   Submit a secretary's (or similar) certificate
                                                                        covering incumbency and authority

TRUSTS                                                              o   The trust must be established before an
                                                                        account can be opened
                                                                    o   Provide the first and signature pages from
                                                                        the trust document identifying the trustees

INVESTMENT PROCEDURES

                      HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                            BY CHECK
o   Call or write us for an account application                     o   Fill out an investment slip from a confirmation or write
o   Complete the application (and other required                        us a letter
    documents)                                                      o   Write your account number on your check
o   Mail us your application (and other required                    o   Mail us the slip (or your letter) and the check
    documents) and a check

BY WIRE                                                             BY WIRE
o   Call or write us for an account application                     o   Call to notify us of your incoming wire
o   Complete the application (and other required documents)         o   Instruct your  financial  institution  to wire
o   Call us to fax the completed application (and other                 your money to us
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   Instruct your financial institution to wire your money
    to us

BY ACH PAYMENT
o   Call or write us for an account application
o Complete the application (and other required documents)
o Call us to fax the completed application (and other required documents) and we will assign you an account number
o Mail us your original application (and other required documents)
o We will electronically debit your purchase proceeds from your account at a designated financial institution


MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Universal Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY  TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s) in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Universal Shares of a Fund for Universal Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds available for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o The names of each Fund and share class from which you are selling and into which you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain  a  signature guarantee (if required)
o   Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which account is registered
    o   Additional form of identification

MONARCH FUNDS
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OTHER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Universal Shares, each Fund offers Preferred Shares, Institutional Shares, Investor Shares, and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred Shares and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Universal Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.


                           SELECTED DATA FOR A SINGLE SHARE                                 RATIOS/SUPPLEMENTAL DATA
                      --------------------------------------------                ----------------------------------------------
                                                                                    Net                    Ratios To
                        Beginning                                                Assets at            Average Net Assets(a)
                          Net                Distributions   Ending                End of     -----------------------------------
                         Asset        Net      From Net     Net Asset             Period                   Net
                         Value     Investment  Investment   Value per    Total    (000's        Net    Investment     Gross
                       Per Share    Income      Income        Share      Return   Omitted)    Expenses    Income     Expenses(b)
Year Ended  August 31
TREASURY CASH FUND
         2002(c)        $1.00       $0.02      $(0.02)       $1.00      1.82%     $   105     0.20%       1.81%        8.77%
         2001            1.00        0.05       (0.05)        1.00      5.24%         102     0.20%       6.22%        0.92%
         2000(d)         1.00        0.04       (0.04)        1.00      4.02%       5,976     0.20%       5.86%        0.38%

GOVERNMENT CASH FUND
         2002(c)        $1.00       $0.02      $(0.02)       $1.00      2.17%    $ 81,426     0.21%       2.17%        0.25%
         2001            1.00        0.05       (0.05)        1.00      5.34%     164,500     0.20%       5.29%        0.23%
         2000            1.00        0.06       (0.06)        1.00      5.94%     225,697     0.20%       5.73%        0.24%
         1999            1.00        0.05       (0.05)        1.00      5.00%     277,549     0.18%       4.88%        0.25%
         1998            1.00        0.05       (0.05)        1.00      5.63%     253,644     0.18%       5.48%        0.26%

CASH FUND
         2002           $1.00       $0.02      $(0.02)       $1.00      2.12%    $ 46,833     0.21%       2.03%        0.25%
         2001            1.00        0.05       (0.05)        1.00      5.49%      37,236     0.20%       5.68%        0.24%
         2000            1.00        0.06       (0.06)        1.00      6.04%      70,451     0.20%       5.84%        0.23%
         1999            1.00        0.05       (0.05)        1.00      5.09%      98,705     0.18%       4.99%        0.25%
         1998            1.00        0.06       (0.06)        1.00      5.65%      91,671     0.18%       5.48%        0.29%

(a)  All ratios for periods less than one year are annualized.
(b) During certain periods, fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d)  Commenced operations on December 30, 1999.

MONARCH FUNDS
--------------------------------------------------------------------------------


                                                                                            MONARCH
                              FOR MORE INFORMATION                                           FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                   UNIVERSAL SHARES
        Additional information about each Fund's investments is available in the Funds' annual/semi-annual reports to shareholders.
                                                                                           TREASURY
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                        GOVERNMENT
                                                                                           CASH FUND
                              CONTACTING THE FUNDS
        You can get free copies of the Fund's annual/semi-annual reports                   CASH FUND
   and the SAI, request other information and discuss your questions about the
                        Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Funds' annual/semi-annual reports, SAI and other information about the Funds at the Public Reference Room of the Securities and
   Exchange Commission ("SEC"). The scheduled hours of operation of the Public
      Reference Room may be obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information, for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its
                            Web site at www.sec.gov.                                    Monarch Funds
                                                                                     Two Portland Square
                                                                                    Portland, Maine 04101
                                                                                      (800) 754-8757


                    Investment Company Act File No. 811-6742

                                     RNC
                                    CENTER
                                    CAPITAL
                                   MANAGEMENT
--------------------------------------------------------------------------------


                                              PROSPECTUS
                                              ----------------------------------

                                              December 31, 2002


                                              MONARCH FUNDS - INVESTOR SHARES

THREE MONEY MARKET FUNDS
THAT EACH SEEKS TO PROVIDE                    TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                    GOVERNMENT  CASH  FUND
EXTENT CONSISTENT WITH THE                    CASH  FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

SUMMARY............................2  YOUR ACCOUNT...........................6
PERFORMANCE........................4  OTHER INFORMATION.....................10
FEE TABLES.........................5  FINANCIAL HIGHLIGHTS..................11
MANAGEMENT.........................5  FOR MORE INFORMATION..................12
--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------

[MARGIN CALLOUT:

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Investor Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Investor Shares have a $5,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies.

Each Portfolio:

     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:

     FUND/PORTFOLIO                       PRIMARY INVESTMENTS
Treasury Cash Fund/           At least 80% of net assets invested in Treasury
Treasury Cash Portfolio       Securities and Repurchase Agreements backed by
                              Treasury Securities

Government Cash Fund/         At least 80% of net assets invested in Government
Government Cash Portfolio     Securities and Repurchase Agreements backed by
                              Government Securities

Cash Fund/                    Invests in a broad spectrum of Money Market
Cash Portfolio                Securities including:
                              o  Securities issued by financial
                                 institutions, such as certificates of deposit, bankers' acceptances and time deposits
                              o  Securities issued by domestic companies,
                                 such as commercial paper
                              o  Government Securities
                              o  Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investment in its corresponding Portfolio are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the corresponding Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE
--------------------------------------------------------------------------------

The following charts and table provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Investor Shares have operated.


TREASURY CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1996-  4.60%
1997-  4.65%
1998-  4.57%
1999-  4.17%
2000-  5.50%
2001-  3.14%]

Best Quarter:         1.43% (quarter ended 12/31/00)

Worst Quarter:        0.35% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.69%.


GOVERNMENT CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
2000-  5.67%
2001-  3.39%]

Best Quarter:         1.47% (quarter ended 12/31/00)

Worst Quarter:        0.48% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.90%.


CASH FUND

[EDGAR REPRESENTATION OF BAR CHART YEAR ENDED 12/31:
1996-  4.78%
1997-  4.90%
1998-  4.87%
1999-  4.49%
2000-  5.75%
2001-  3.55%]

Best Quarter:         1.49% (quarter ended 12/31/00)

Worst Quarter:        0.48% (quarter ended 12/31/01)

The calendar year-to-date return as of September 30, 2002 was 0.84%.


The following table lists the average annual total return as of December 31, 2001.

                       ONE YEAR   FIVE YEARS   SINCE INCEPTION    INCEPTION DATE
TREASURY CASH FUND       3.14%       4.40%          4.46%            10/25/95
GOVERNMENT CASH FUND     3.39%         N/A          4.53%            12/30/99
CASH FUND                3.55%       4.71%          4.77%             6/16/95

                                                                 MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------

The following table describes the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2002. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                               TREASURY               GOVERNMENT                CASH
(expenses that are deducted from Fund assets)(a)            CASH FUND               CASH FUND                 FUND
Management Fees(b)                                            0.14%                   0.14%                   0.14%
Distribution (Rule 12b-1) Fees                                0.25%                   0.25%                   0.25%
Other Expenses                                                0.48%                   0.46%                   0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                       0.87%                   0.85%                   0.83%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers voluntarily waived a portion of their fees so that actual Total Annual Fund Operating Expenses were 0.85% for Treasury Cash Fund. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                          ONE YEAR    THREE YEARS     FIVE YEARS     TEN YEARS
TREASURY CASH FUND          $88           $276           $480          $1,067
GOVERNMENT CASH FUND        $87           $271           $471          $1,049
CASH FUND                   $85           $265           $460          $1,025


MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of September 30, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $111 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

MONARCH FUNDS
--------------------------------------------------------------------------------

Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor 0.25% of the average daily net assets of Investor Shares for the sale and distribution of Investor Shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS

Contact the Fund or Comerica Securities, Inc. for an account application or for further information as follows:

WRITE TO US AT:                  OR:                                 ACH OR WIRE INVESTMENTS TO:
     Monarch Funds               Comerica Securities, Inc.                Comerica Bank
     P.O. Box 446                201 North Figueroa Street                ABA #121137522
     Portland, Maine 04112       1st Floor, MC:4641                       FOR CREDIT TO:
                                 Los Angeles, California 90012            Forum Shareholder Services, LLC
                                                                          Account # 1891488817
                                 TELEPHONE US TOLL-FREE AT:               (Name of Fund) - Investor Shares
                                      (800) 754-8757                      (Your Name)
                                                                          (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

    ORDER MUST BE RECEIVED BY:                PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time                   1:00 p.m., Pacific Time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). No Fund may accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Investor Shares is $5,000.

   ACCOUNT REQUIREMENTS

             TYPE OF ACCOUNT                                                            REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                  o   Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more               the account
owners  (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                          o   Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a               custodial account under the UGMA or the UTMA
child and obtain tax benefits                                       o   The custodian must sign instructions in a
                                                                        manner indicating custodial capacity

BUSINESS ENTITIES                                                   o   Submit a secretary's (or similar) certificate
                                                                        covering incumbency and authority

TRUSTS                                                              o   The trust must be established before an
                                                                        account can be opened
                                                                    o   Provide the first and signature pages from
                                                                        the trust document identifying the trustees

INVESTMENT PROCEDURES

                      HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                            BY CHECK
o   Call or write us for an account application                     o   Fill out an investment slip from a confirmation or write
o   Complete the application (and other required                        us a letter
    documents)                                                      o   Write your account number on your check
o   Mail us your application (and other required                    o   Mail us the slip (or your letter) and the check
    documents) and a check

BY WIRE                                                             BY WIRE
o   Call or write us for an account application                     o   Call to notify us of your incoming wire
o   Complete the application (and other required documents)         o   Instruct your  financial  institution  to wire
o   Call us to fax the completed application (and other                 your money to us
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   Instruct your financial institution to wire your money
    to us

BY ACH PAYMENT
o   Call or write us for an account  application
o Complete the application (and other required documents)
o Call us to fax the completed application (and other required documents) and we will assign you an account number
o Mail us your original application (and other required documents)
o We will electronically debit your purchase proceeds from your account at a designated financial institution

MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Investor Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY  TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s) in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. Contact the Transfer Agent for information on applying for check writing privileges. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Investor Shares of a Fund for Investor Shares of another Fund. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds available for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o The names of each Fund and share class from which you are selling and into which you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain  a  signature guarantee (if required)
o   Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which account is registered
    o   Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Investor Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's  distribution of net investment  income (including  short-term  capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Investor Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2002, which is available upon request, without charge.

                           SELECTED DATA FOR A SINGLE SHARE                                 RATIOS/SUPPLEMENTAL DATA
                      --------------------------------------------                ----------------------------------------------
                                                                                    Net                    Ratios To
                        Beginning                                                Assets at            Average Net Assets(a)
                          Net                Distributions   Ending                End of     -----------------------------------
                         Asset        Net      From Net     Net Asset             Period                   Net
                         Value     Investment  Investment   Value per    Total    (000's        Net    Investment     Gross
                       Per Share    Income      Income        Share      Return   Omitted)    Expenses    Income     Expenses(b)
Year Ended  August 31
TREASURY CASH FUND
         2002(c)         $1.00      $0.01        $(0.01)     $1.00       1.17%    $133,758    0.85%       1.22%       0.87%
         2001             1.00       0.04         (0.04)      1.00       4.52%     233,138    0.84%       4.52%       0.84%
         2000             1.00       0.05         (0.05)      1.00       5.06%     314,305    0.84%       5.01%       0.85%
         1999             1.00       0.04         (0.04)      1.00       4.10%     232,624    0.83%       4.02%       0.89%
         1998             1.00       0.05         (0.05)      1.00       4.72%      57,957    0.82%       4.62%       0.91%

GOVERNMENT CASH FUND
         2002(c)         $1.00      $0.02        $(0.02)     $1.00       1.52%     $58,397    0.85%       1.43%       0.85%
         2001             1.00       0.05         (0.05)      1.00       4.68%      61,546    0.84%       4.51%       0.84%
         2000(d)          1.00       0.04         (0.04)      1.00       3.68%      36,091    0.85%       5.70%       0.97%

CASH FUND
         2002            $1.00      $0.01        $(0.01)     $1.00       1.48%    $646,285    0.83%       1.51%       0.83%
         2001             1.00       0.05         (0.05)      1.00       4.85%     791,138    0.82%       4.78%       0.82%
         2000             1.00       0.05         (0.05)      1.00       5.38%     994,191    0.83%       5.40%       0.85%
         1999             1.00       0.04         (0.04)      1.00       4.41%     269,421    0.83%       4.30%       0.85%
         1998             1.00       0.05         (0.05)      1.00       4.97%     181,754    0.83%       4.86%       0.86%


(a)  All ratios for periods of less than one year are annualized.
(b) During certain periods, fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects
     the  expense   ratio  in  the  absence  of  any  fee  waivers  and  expense reimbursements.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d)  Commenced operations on December 30, 1999.

MONARCH FUNDS
--------------------------------------------------------------------------------

                                                                                            MONARCH
                              FOR MORE INFORMATION                                           FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                       INVESTOR
        Additional information about each Fund's investments is available                    SHARES
            in the Funds' annual/semi-annual reports to shareholders.
                                                                                           TREASURY
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                             CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                        GOVERNMENT
                                                                                           CASH FUND
                              CONTACTING THE FUNDS
        You can get free copies of the Fund's annual/semi-annual reports                   CASH FUND
   and the SAI, request other information and discuss your questions about the
                        Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Funds' annual/semi-annual reports, SAI and other information about the Funds at the Public Reference Room of the Securities and
   Exchange Commission ("SEC"). The scheduled hours of operation of the Public
      Reference Room may be obtained by calling the SEC at (202) 942-8090.
              You can get copies of this information, for a fee, by
                            e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its
                            Web site at www.sec.gov.                                    Monarch Funds
                                                                                     Two Portland Square
                                                                                    Portland, Maine 04101
                                                                                      (800) 754-8757

                    Investment Company Act File No. 811-6742



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